Investment Objectives and Goals	Oct. 31, 2025
Hood River Small-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Hood River Small-Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks long-term growth of capital.
Hood River International Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Hood River International Opportunity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Hood River International Opportunity Fund (the “International Opportunity Fund” or the “Fund”) seeks long-term growth of capital.
Hood River New Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Hood River New Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Hood River New Opportunities Fund (the “New Opportunities Fund” or the “Fund”) seeks long-term capital appreciation.